Equity (Schedule Of Stock Options Activity) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Stock options outstanding		3,155,157	2,527,030	2,340,885
Stock options granted	75,000	650,500	1,663,000	1,799,000
Stock options cancelled or foreeited		(768,291)	(235,643)	(383,161)
Stock options exercised		(624,250)	(799,230)	(1,229,694)
Stock options outstanding		2,413,116	3,155,157	2,527,030
Outstanding, weighted average exercise price		$ 1.22	$ 1.16	$ 2.23
Granted, weighted average exercise price		$ 0.72	$ 1.04	$ 0.76
Cancelled or forfeited, weighted average exercise price		$ 1.94	$ 1.55	$ 9.42
Exercised, weighted average exercise price		$ 0.03	$ 0.26	$ 0.06
Outstanding, weighted average exercise price		$ 1.16	$ 1.22	$ 1.16
Stock options exercisable		1,690,616	1,749,990	1,469,280
Exercisable options weighted average exercise price		$ 1.03	$ 0.84	$ 1.17